Cash and Cash Equivalents (Details) - Schedule of caption comprises comprises - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of caption comprises comprises [Line Items]
Cash on hand		S/ 727	S/ 936
Remittances in-transit		2,955	2,222
Bank accounts
Bank accounts		497,408	367,240
Trust account - Specific use funds
Escrow account		416,464	586,780
Total Cash and Cash equivalents		917,554	957,178
Current accounts [Member]
Bank accounts
Bank accounts		363,130	142,029
Banco de la Nacion [Member]
Bank accounts
Bank accounts		19,280	19,847
Time deposits [Member]
Bank accounts
Bank accounts	[1]	114,994	205,302
Savings deposits and mutual funds [Member]
Bank accounts
Bank accounts		4	62
Operational funds [Member]
Trust account - Specific use funds
Escrow account		229,165	261,001
Consortium funds [Member]
Trust account - Specific use funds
Escrow account		114,050	78,589
Reserve funds [Member]
Trust account - Specific use funds
Escrow account	[2]	71,966	163,939
Guarantee funds [Member]
Trust account - Specific use funds
Escrow account		S/ 1,283	S/ 83,251

[1]	Time deposits have maturities lower than ninety (90) days and may be renewed upon maturity. These deposits bear interest that fluctuates between 0.26% and 7.40%.
[2]	The trust accounts with reserve funds for the payment of bonds issued and other obligations of the Corporation are as follows